Fair Value - Summary of Reconciliation of Beginning and Ending Balance of Call Option (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value Disclosures [Abstract]
Balance as at April 1st 2021 and 2020	$ 5,615,167
Increase arising from business combination		$ 5,523,255
Change in fair value	(5,606,683)	83,428
Effect of movements in exchange rate	$ (8,484)	8,484
Balance as at March 31, 2022 and 2021		$ 5,615,167